Other Investments - Schedule of Other Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Investments All Other Investments [Abstract]
Current	$ 14,950	$ 19,185
Non-current	18,508	17,824
Total	$ 33,458	$ 37,009